Quarterly Holdings Report
for
Fidelity® SAI International Value Index Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
IIV-NPRT1-0422
1.9885499.104
Common Stocks - 95.8%
	Shares	Value ($)
Australia - 3.7%
Aurizon Holdings Ltd.	3,127,372	7,824,236
Bendigo & Adelaide Bank Ltd.	952,903	5,820,192
BHP Group Ltd. (a)	4,299,944	137,901,640
BlueScope Steel Ltd.	846,421	11,093,912
Downer EDI Ltd.	1,171,946	4,533,356
Fortescue Metals Group Ltd.	2,876,158	40,387,322
Rio Tinto Ltd.	391,195	31,102,233
TOTAL AUSTRALIA		238,662,891
Austria - 0.5%
Andritz AG	121,922	6,486,684
OMV AG	244,574	14,969,008
Raiffeisen International Bank-Holding AG	229,021	6,437,149
Voestalpine AG	188,008	6,250,350
TOTAL AUSTRIA		34,143,191
Belgium - 1.0%
Ageas	308,212	14,835,643
Anheuser-Busch InBev SA NV	832,843	52,503,349
TOTAL BELGIUM		67,338,992
Bermuda - 0.5%
Jardine Matheson Holdings Ltd.	426,833	25,210,021
Orient Overseas International Ltd.	291,500	7,220,249
TOTAL BERMUDA		32,430,270
Cayman Islands - 0.8%
CK Asset Holdings Ltd.	3,344,000	22,322,561
CK Hutchison Holdings Ltd.	4,565,500	32,448,489
TOTAL CAYMAN ISLANDS		54,771,050
Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	14,785	53,109,874
Danske Bank A/S	1,136,305	22,057,102
TOTAL DENMARK		75,166,976
Finland - 1.2%
Fortum Corp.	739,241	20,121,940
Nokia Corp. (b)	9,157,179	54,609,994
TietoEVRY Oyj	179,073	5,328,593
TOTAL FINLAND		80,060,527
France - 16.6%
Atos Origin SA	169,242	6,066,810
BNP Paribas SA	1,952,787	139,408,314
Bouygues SA	370,243	13,057,379
Carrefour SA	1,054,237	20,063,815
Compagnie de St. Gobain	904,572	61,210,100
Compagnie Generale des Etablissements Michelin SCA Series B	302,911	50,684,232
Credit Agricole SA	2,362,860	35,547,918
Danone SA	1,117,403	69,671,310
Eiffage SA	136,495	14,341,963
Elis SA (b)	327,413	5,981,073
ENGIE	3,019,221	46,441,075
Faurecia SA	220,375	9,564,027
Ipsen SA	68,331	6,648,659
Orange SA (a)	3,207,380	37,678,547
Publicis Groupe SA	400,183	27,116,765
Renault SA (b)	351,537	13,970,930
Rexel SA	405,025	9,027,851
Rubis SCA	163,579	5,295,509
Sanofi SA	1,658,054	173,369,510
SPIE SA	247,533	5,741,414
Thales SA	181,223	16,717,358
Total SA	3,279,814	186,514,673
Valeo SA	390,008	10,915,785
VINCI SA	871,234	95,492,974
Worldline SA (b)(c)	423,940	20,548,452
TOTAL FRANCE		1,081,076,443
Germany - 9.5%
Aurubis AG	57,267	5,969,696
Bayer AG	1,668,553	101,371,029
Bayerische Motoren Werke AG (BMW)	622,404	65,877,058
Continental AG (b)	183,423	17,782,883
Daimler AG (Germany)	1,417,251	113,087,716
Deutsche Bank AG (b)	3,240,312	45,116,548
Deutsche Telekom AG	3,229,641	60,972,342
Fresenius Medical Care AG & Co. KGaA	338,373	23,007,122
Fresenius SE & Co. KGaA	701,853	28,972,737
HeidelbergCement AG	249,352	17,352,052
Lanxess AG	146,640	8,928,208
LEG Immobilien AG	123,695	16,409,227
ProSiebenSat.1 Media AG	348,302	5,447,770
Rheinmetall AG	74,015	7,738,254
RWE AG	1,148,493	48,446,037
SAP SE	339,476	42,591,055
Thyssenkrupp AG	687,181	7,072,255
TOTAL GERMANY		616,141,989
Hong Kong - 1.4%
BOC Hong Kong (Holdings) Ltd.	6,111,000	23,596,646
Henderson Land Development Co. Ltd.	2,222,930	9,721,310
New World Development Co. Ltd.	2,396,000	9,781,216
Sino Land Ltd.	5,289,358	6,853,392
Sun Hung Kai Properties Ltd.	2,610,000	31,843,344
Wharf Holdings Ltd.	1,896,766	6,482,317
TOTAL HONG KONG		88,278,225
Ireland - 0.2%
DCC PLC (United Kingdom)	172,137	14,473,891
Italy - 3.4%
Enel SpA	13,122,873	101,001,515
Hera SpA	1,366,376	5,680,542
Intesa Sanpaolo SpA	28,524,479	84,770,210
Italgas SpA	824,320	5,468,892
Mediobanca SpA	1,220,250	13,979,938
Telecom Italia SpA	26,928,719	12,690,968
TOTAL ITALY		223,592,065
Japan - 25.1%
Aisin Seiki Co. Ltd.	310,300	11,267,923
Amada Co. Ltd.	610,300	5,908,621
Brother Industries Ltd.	445,400	8,202,515
Canon, Inc.	1,766,900	41,788,481
Chubu Electric Power Co., Inc.	1,222,800	12,247,444
ENEOS Holdings, Inc.	5,485,900	21,848,288
FUJIFILM Holdings Corp.	681,700	45,698,465
Fujitsu Ltd.	175,300	23,174,377
Fukuoka Financial Group, Inc.	324,600	6,374,870
Hitachi Ltd.	795,100	41,326,145
Honda Motor Co. Ltd.	2,922,600	86,078,704
Idemitsu Kosan Co. Ltd.	419,900	10,758,527
Iida Group Holdings Co. Ltd.	305,100	6,347,495
INPEX Corp.	1,837,800	18,579,235
Isuzu Motors Ltd.	1,056,300	12,939,678
Itochu Corp.	2,530,300	81,289,590
Japan Post Holdings Co. Ltd.	2,047,600	17,477,367
Japan Post Insurance Co. Ltd.	339,300	5,949,173
Japan Tobacco, Inc.	1,868,200	37,298,394
Kajima Corp.	844,000	10,193,501
Kyocera Corp.	596,500	36,786,941
Marubeni Corp.	2,952,600	30,382,087
Mazda Motor Corp. (b)	1,019,300	7,852,434
Medipal Holdings Corp.	357,200	6,427,835
Mitsubishi Chemical Holdings Corp.	2,404,900	18,864,488
Mitsubishi Corp.	2,523,400	85,675,579
Mitsubishi Electric Corp.	3,646,900	45,671,591
Mitsubishi UFJ Financial Group, Inc.	12,747,300	77,264,974
Mitsui & Co. Ltd.	2,789,400	69,554,748
Mitsui Chemicals, Inc.	347,600	9,296,435
Mizuho Financial Group, Inc.	4,312,300	58,414,453
NEC Corp.	463,400	18,078,761
NGK Spark Plug Co. Ltd.	291,300	4,952,076
NH Foods Ltd.	174,900	6,744,876
Nippon Yusen KK	288,800	22,640,010
Nissan Motor Co. Ltd. (b)	4,085,920	21,625,106
NSK Ltd.	833,500	5,685,331
Obayashi Corp.	1,225,300	9,927,566
Osaka Gas Co. Ltd.	707,500	12,032,022
Otsuka Holdings Co. Ltd.	875,200	29,859,496
Panasonic Corp.	3,959,300	43,589,939
Resona Holdings, Inc.	4,116,400	17,689,977
Ricoh Co. Ltd.	1,265,100	10,683,032
Seiko Epson Corp.	529,400	8,246,203
SHIMIZU Corp.	1,191,900	7,936,182
SoftBank Group Corp.	2,136,100	94,628,255
Sojitz Corp.	365,600	5,729,603
Subaru Corp.	1,045,100	19,022,242
Sumitomo Chemical Co. Ltd.	2,811,800	14,180,050
Sumitomo Corp.	2,125,300	32,847,392
Sumitomo Electric Industries Ltd.	1,348,500	17,879,088
Sumitomo Forestry Co. Ltd.	321,300	5,656,680
Sumitomo Heavy Industries Ltd.	208,800	5,483,603
Sumitomo Mitsui Financial Group, Inc.	2,334,100	84,076,546
Suzuki Motor Corp.	834,100	35,511,099
Taisei Corp.	350,900	11,502,879
Takeda Pharmaceutical Co. Ltd.	2,687,300	77,886,550
TDK Corp.	660,300	23,846,667
Tokyo Gas Co. Ltd.	696,500	14,063,553
Toppan, Inc.	594,000	11,299,096
Tosoh Corp.	552,100	8,638,430
TOTAL JAPAN		1,632,882,668
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	1,084,968	32,227,937
Aroundtown SA	1,644,474	10,157,153
SES SA (France) (depositary receipt)	651,435	5,012,163
TOTAL LUXEMBOURG		47,397,253
Netherlands - 4.0%
AEGON NV	2,396,644	13,520,658
ASR Nederland NV	234,499	10,903,172
Koninklijke Ahold Delhaize NV	1,776,065	57,588,221
Koninklijke Philips Electronics NV	1,558,104	51,827,664
NN Group NV	539,826	30,209,802
Randstad NV	212,491	13,823,321
Signify NV (c)	218,017	11,548,130
Stellantis NV (Italy)	3,777,554	72,940,310
TOTAL NETHERLANDS		262,361,278
New Zealand - 0.1%
Fletcher Building Ltd.	1,380,732	5,872,360
Singapore - 2.0%
Oversea-Chinese Banking Corp. Ltd.	6,796,986	63,268,187
United Overseas Bank Ltd.	2,080,435	46,494,950
Venture Corp. Ltd.	459,500	6,020,250
Wilmar International Ltd.	5,355,450	17,036,672
TOTAL SINGAPORE		132,820,059
Spain - 2.1%
ACS Actividades de Construccion y Servicios SA	459,108	11,590,923
CaixaBank SA	7,393,009	23,786,135
Enagas SA	422,639	9,138,328
Endesa SA	539,493	12,078,477
Grifols SA	499,372	8,806,090
Repsol SA	2,386,504	30,326,749
Telefonica SA	9,097,019	42,406,381
TOTAL SPAIN		138,133,083
Sweden - 2.6%
Electrolux AB (B Shares)	429,066	8,927,662
Ericsson (B Shares)	4,905,028	61,244,681
Kinnevik AB (B Shares) (b)	426,792	12,756,226
Securitas AB (B Shares)	549,513	6,637,155
Skanska AB (B Shares)	679,672	16,640,327
Volvo AB (B Shares)	2,886,435	65,136,520
TOTAL SWEDEN		171,342,571
Switzerland - 3.7%
ams-OSRAM AG (b)	465,831	7,832,185
Credit Suisse Group AG	4,276,782	40,652,601
Holcim Ltd.	878,722	47,627,889
Logitech International SA (Reg.)	294,005	24,705,122
Nestle SA (Reg. S)	35,084	4,530,691
UBS Group AG	6,288,180	116,642,933
TOTAL SWITZERLAND		241,991,421
United Kingdom - 15.5%
3i Group PLC	1,652,909	30,783,466
Abrdn PLC	3,703,752	12,112,707
Associated British Foods PLC	605,087	15,971,835
Aviva PLC	6,673,326	39,399,336
Barclays PLC	27,068,729	72,620,537
Barratt Developments PLC	1,731,216	14,398,595
Bellway PLC	209,581	8,064,498
Berkeley Group Holdings PLC	190,836	10,891,013
British American Tobacco PLC (United Kingdom)	3,880,172	165,663,963
BT Group PLC	14,898,456	39,461,134
Centrica PLC (b)	9,988,899	9,821,745
GlaxoSmithKline PLC	6,073,081	135,526,910
Imperial Brands PLC	1,612,435	38,230,614
J Sainsbury PLC	2,970,087	11,671,107
Kingfisher PLC	3,586,298	16,082,243
M&G PLC	4,415,940	12,924,217
Persimmon PLC	541,974	17,657,248
Phoenix Group Holdings PLC	1,442,764	12,916,225
Rio Tinto PLC	1,787,590	125,998,985
Royal Mail PLC	1,341,695	8,017,517
Shell PLC	3,107,849	79,836,702
Standard Chartered PLC (United Kingdom)	4,340,496	31,610,784
Tate & Lyle PLC	795,836	7,612,372
Virgin Money UK PLC CDI	2,127,523	5,405,015
Vistry Group PLC	377,637	5,235,829
Vodafone Group PLC	45,516,274	79,920,522
TOTAL UNITED KINGDOM		1,007,835,119
TOTAL COMMON STOCKS (Cost $5,795,055,717)		6,246,772,322

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	241,223,205	241,271,450
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	141,754,108	141,768,284
TOTAL MONEY MARKET FUNDS (Cost $383,039,734)		383,039,734

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $6,178,095,451)	6,629,812,056
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(113,455,940)
NET ASSETS - 100.0%	6,516,356,116

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2,427	Mar 2022	271,253,655	3,097,779	3,097,779

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,096,582 or 0.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	45,610,810	642,499,744	446,839,104	11,583	-	-	241,271,450	0.4%
Fidelity Securities Lending Cash Central Fund 0.08%	-	471,740,153	329,971,869	317,349	-	-	141,768,284	0.4%
Total	45,610,810	1,114,239,897	776,810,973	328,932	-	-	383,039,734

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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